DERIVATIVE INSTRUMENTS - Schedule of Derivative Instruments, Gain (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (Losses) Recognized in Income on Derivatives	$ (63)	$ (249)	$ 24
Modco arrangement
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (Losses) Recognized in Income on Derivatives	259	(182)	(37)
Indexed annuity and variable annuity product
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (Losses) Recognized in Income on Derivatives	(284)	(67)	61
Funds withheld arrangement
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (Losses) Recognized in Income on Derivatives	$ (38)	$ 0	$ 0